ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2024
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

5.ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

The Group has adopted all recognition, measurement and disclosure requirements of IFRS, including any new and revised standards and Interpretations of IFRS, in effect for annual periods commencing on or after 1 January 2023. The adoption of these standards and amendments did not have any material impact on the financial result or position of the Group.

At the date of authorisation of these financial statements, the following Standards and Interpretation, which have not yet been applied in these financial statements, were in issue but not yet effective:

Standard or Interpretation	Description	Effective date for annual accounting period beginning on or after
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 7/9 (amendments)	Amendments to the Classification and Measurement of Financial Instruments. Contracts referencing Nature-dependant Electricity	1 January 2026
IFRS 7 (Amendments)	Disclosures – Gain or Loss on Derecognition, Credit Risk,	1 January 2026
IFRS 10 (Amendments)	Determination of a ‘de-facto agent,’	1 January 2026
IFRS 9 (Amendments)	Derecognition of Lease Liabilities	January 2026

The Group has not early adopted any of the above standards and intends to adopt them when they become effective.